Note 3 - Related-Party Transactions (Tables)	12 Months Ended
Jan. 31, 2013
Schedule Of Related Party Transactions, By Related Party [Table Text Block]
	January 31, 2013	January 31, 2012

Due to a company owned by an officer (a)	$269,097	$190,608
Due to a company controlled by directors (b)	894,377	658,950
Due to a company controlled by a major shareholder (a)	94,588	51,957
Due to a major shareholders (a)	50,920	-
Due to an officer of Chilean subsidiary (a)	-	4,047
Total due to related parties	$1,308,982	$905,562

Note payable to a former related party (c)	$-	$56,164
Note payable to a director (d)	136,532	55,129
Note payable to a chief financial officer (d)	9,210	8,502
Note payable to a major shareholder (d)	118,797	53,115
Note payable to a company controlled by directors (d)	69,589	63,910
Total notes payable to related parties	$334,128	$236,820

Schedule of Related Party Transactions [Table Text Block]
	January 31, 2013	January 31, 2012

Consulting fees and other business expenses paid to a company owned by the Chief Financial Officer	$163,071	$298,397
Consulting fees donated by a company owned by the Chief Financial Officer	30,000	-
Investor relations and mineral exploration and other business expenses paid to a company controlled by two directors	359,338	665,945
Administration and rental fees paid to a company controlled by a major shareholder	17,530	48,990
Administration expenses paid to an officer of the Company’s Chilean subsidiary	-	47,315
	$569,939	$1,060,647